Revenue (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Summarizes Revenue By The Company's Service

The following table summarizes revenue by the Company’s service offerings:

	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Revenue from services
Commission and Distribution Income	8,157,336	2,785,167	17,617,282	6,804,247
Income from Insurance as a Service	7,484,105	531,478	19,105,650	1,750,146
	15,641,441	3,316,645	36,722,932	8,554,393

The following table summarizes revenue by the Company’s service offerings:

	For the year ended March 31, 2023	For the year ended March 31, 2022
Revenue from services
Commission and Distribution Income	9,173,671	7,002,438
Income from Insurance as a Service	4,386,827	2,986,290
	13,560,498	9,988,728

Summary of Contract Liabilities from Contract with Customers

The following table provides information about receivables and contract liabilities from contracts with customers:

	As of December 31, 2023	As of March 31, 2023
Contract liabilities
Deferred revenue	1,423,827	108,442
Total contract liabilities	1,423,827	108,442
Contract assets
Unbilled revenue	2,134,765	868,382
Total contract assets	2,134,765	868,382

The following table provides information about receivables and contract liabilities from contracts with customers

Contract liabilities

	As of March 31, 2023	As of March 31, 2022
Deferred revenue	108,442	292,031
Total contract liabilities	108,442	292,031
Contract assets
Unbilled revenue	868,382	1,264,837
Total contract assets	868,382	1,264,837